Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets - Goodwill

13.	Intangible assets - Goodwill

Goodwill represents the surplus between the acquisition cost and the Bank's share in the net fair value of the acquired entity's assets, liabilities, and contingent liabilities. When this excess is negative (negative goodwill), it is immediately recognized in the income statement. In accordance with IAS 36, goodwill is tested annually for impairment or whenever there are indications of impairment to the cash-generating unit to which it has been allocated. Goodwill is recorded at its cost minus accumulated impairment losses. Impairment losses on goodwill are not reversed. Gains and losses from the disposal of an entity include the carrying amount of the goodwill associated with the entity sold.

The recorded goodwill is subject to impairment testing (note 2.n.i) and has been allocated according to the operating segment (note 44).

	Commercial Bank
	2023	2022	2021
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years	5 years
Perpetual growth rate (1)	5.4%	5.1%	4.8%
Pre-tax discount rate (2)	20.3%	20.1%	18.8%
Discount rate (2)	13.0%	12.9%	12.3%
(1)	Cash flow projections are based on the internal budget and management’s growth plans, taking into account historical data, expectations, and market conditions, including industry growth, interest rates, and inflation rates.
(2)	The discount rate is determined based on the Capital Asset Pricing Model (CAPM).

Based on the test carried out, no loss of recoverable value of goodwill was identified on December 31, 2023, 2022 and 2021.

In BRL thousands	2023	2022	2021

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	160,770	160,771	305,937
EmDia Serviços Especializados em Cobranças Ltda.	184,447	236,626	237,663
Olé Consignado (Atual Denominação Social do Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590	32,613
Return Capital S.A. (atual denominação social da Ipanema Empreendimentos e Participações S.A.)	41,324	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,381
Paytec Tecnologia em Pagamentos Ltda.	-	-	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271	5,271	5,271
Banco PSA Finance Brasil S.A.	-	1,557	1,557
Apê11 Tecnologia e Negocios Imobiliarios S.A.	9,777	9,777	-
Monetus Investimentos S.A.	39,919	39,919	-
Mobills Labs Soluções em Tecnologia LTDA	39,589	39,589	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135	-
Total	27,852,568	27,889,327	27,915,469

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	27,889,327	27,915,469	28,360,137
Acquisitions (write-offs):
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	-	-	(1,039,304)
Toro Corretora de Títulos e Valores Mobiliários Ltda.	-	(145,167)	305,937
EmDia Serviços Especializados em Cobranças Ltda.	(52,180)	(1,036)	237,663
Solution 4Fleet Consultoria Empresarial S.A.	-	(23)	32,613
Paytec Tecnologia em Pagamentos Ltda.	-	(11,336)	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	-	-	5,271
Apê11 Tecnologia e Negócios Imobiliários S.A.	-	9,777	-
Monetus Investimentos S.A.	-	39,919	-
Mobills Labs Soluções em Tecnologia Ltda.	-	39,589	-
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	-	42,135	-
Banco PSA Finance Brasil S.A.	(1,557)	-	-
Others	16,978	-	1,816
Banco ABN Amro Real S.A. (Banco Real)	-	-	1,816
Return Capital S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	16,978	-	-
Balance at the end of the fiscal year	27,852,568	27,889,327	27,915,469

A quantitative goodwill impairment test is conducted annually. At the end of each fiscal year, an analysis is performed to identify any indicators of impairment. For the fiscal years of 2023, 2022 and 2021 based on these tests there was no impairment.

In the goodwill impairment test, conducted based on the December 2023 scenario, and where the discount and perpetuity growth rates are identified as the most sensitive assumptions for the calculation of the present value (value in use) of future discounted cash flows, it was determined that no evidence of impairment.